Income taxes (Details 1) (CAD)	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Non-capital losses	60,465,925	60,762,821
Share issue costs	1,418,660	1,289,061
Equipment	189,558	163,183
Deferred tax assets, net of valuation allowance	62,074,143	62,215,065
Mineral interests	(50,343,573)	(41,671,524)
Deferred Tax Liabilities, Net	11,730,570	20,543,541